DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Transition Period Comparative Data - Statements of consolidated cash flow (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (440,294)	$ 10,748,033	$ (31,629,530)	$ 485,559	$ (120,206,947)	$ 677,930		$ 5,750,293
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability	61,531	(246,125)	(307,656)	184,594		123,062		(184,594)
Change in fair value of non-redemption agreement liability					164,626
Loss on AtlasClear asset acquisition					86,392,769
Change in fair value, convertible note derivative	52,873	(3,167,309)			3,585,904			(3,990,385)
Change in fair value, long-term and short-term note derivative	(103,185)	(11,152,870)	3,101,057		11,208,055			(12,369,120)
Interest expense on convertible notes					1,896,714			7,276,092
Transaction costs paid with stock					1,401,937
Stock based compensation	155,411	2,578			1,462,650			83,745
Change in fair value, earnout liability	116,000	340,000	1,115,000		1,335,000			(929,000)
Fee on Secured convertible note					1,500,000
Change in operating lease expense					68,727
Change in fair value, contingent guarantee		839,775	3,256,863		3,256,863		$ 839,775	839,775
Interest earned on marketable securities held in Trust Account					(251,569)	(2,028,921)
Change in fair value, subscription agreement	(1,798,624)	34,841	4,413,946		38,796			64,298
Depreciation expense		4,569			7,565			16,080
Amortization of intangibles	355,795	307,191	337,911		791,375			1,362,446
Bad debt	40	639			2,474			398,826
Changes in operating assets and liabilities:
Payable to brokers & dealers	1,237,883	15,323			(12,903)			492,745
Income taxes payable						44,118
Marketable securities					6,820
Receivables from brokers & dealers	(9,469,913)	(583,869)			2,203,271			(2,846,319)
Receivables from customers	(660,213)	652,455			(303,486)			104,143
Receivables from others	(1,294)	(57,235)			(59,043)			18,981
Advances and Prepaid expenses	230,526	23,692			133,158	4,194		3,222
Cash deposits with clearing organization & other B/Ds	(750,000)				21,664			(750,000)
Change in operating lease right-of-use asset					(11,713)
Other assets	(37,587)				49,041			(255,231)
Payables to customers	7,377,461	(153,100)			(5,124,740)			3,772,375
Payables to officers & directors	153,448	42,357			98,048			(487,491)
Deferred tax liability					(43,484)
Accounts payable and accrued expenses	(920,453)	223,401			(1,066,430)	443,812		1,862,062
Commissions and payroll taxes payable	(8,625)	(51,617)			39,638			121,828
Stock Loan					259,893
Change in operatin lease right-of-use asset					(56,900)
Net cash provided by (used for) operating activities	(2,500,236)	175,607			(11,212,227)	(785,611)		822,027
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes					68,418
Investment of cash into Trust Account					(160,000)	(875,000)
Cash withdrawn from Trust Account in connection with redemption					53,947,064	1,015,001
Cash paid for purchase of Pacsquare	(65,000)	(65,000)			(500,000)			(125,000)
Cash received from acquisition of Wilson-Davis					33,333,876
Cash withdrawn from Trust Account for working capital purposes					1,195,565	148,523,642
Cash paid to Wilson Davis shareholders					(8,092,568)
Net cash used for investing activities	(65,000)	(65,000)			79,792,355	148,663,643		(145,000)
Cash Flows from Financing Activities:
Gross purchase price	4,700,000				6,000,000
Transaction costs financed					5,002,968
Repayment of advances from related party						(300,000)
Advances from related party					1,052,300	1,948,950
Redemption of common stock					(53,947,064)	(148,523,642)
Net cash provided by financing activities	5,140,445	148,383			(41,891,796)	(146,874,692)		1,624,306
Net Change in Cash	2,575,209	258,990			26,688,332	1,003,340		2,301,333
Cash at beginning of period	29,609,219	27,307,886			619,554		27,566,876	27,307,886	$ 1,132,900
Cash at end of period	$ 32,184,428	$ 27,566,876	$ 27,307,886	$ 1,132,900	27,307,886	1,132,900	$ 29,609,219	29,609,219	$ 27,307,886
Supplemental cash flow information:
Cash paid for income taxes						537,000
Supplemental disclosure of non-cash investing and financing activities:
Shares issued to settled advances from related party and notes payable related party					4,577,569
Transaction cost settled with subscription payable					2,386,851
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition					31,347,000
Fair value of shares issued in AtlasClear, Inc asset acquisition					44,400,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition					10,963,000
Fair value of shares transferred to Wilson Davis shareholders					6,000,000
Short term notes issued to Wilson Davis shareholders					5,000,000
Long term notes issued to Wilson Davis shareholders					7,971,197
Common stock issued to settled vendor obligations					64,376
Fair value of shares transferred to Secured convertible note holders					1,250,698
Redeemable shares transferred to permanent equity					1,195,566
Non-redemption agreement re-classed to permanent equity					1,606,279
Shares issued to purchase Pacsquare					1,226,500
Shares issued as deposit for Commercial bank acquisition					91,200
Initial value of derivative liability on convertible notes					1,668,731
Interest settled with shares					210,550
Interest settled with shares transferred by related party					48,750
Cancellation of admin fees						120,000
Excise tax related to redemptions					539,471	1,485,236
Accretion of common stock subject to possible redemption					$ 592,577	2,217,201
ATLASCLEAR, INC
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangibles								(317,231)
Changes in operating assets and liabilities:
Payable to brokers & dealers						$ (49,806)
Supplemental disclosure of non-cash investing and financing activities:
Fair value of equity treated earnout in AtlasClear, Inc asset acquisition								31,347,000
Fair value of liability treated earnout in AtlasClear, Inc asset acquisition								$ 10,963,000